Significant Accounting Policies - Discontinued Operations (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Income from discontinued operations									$ 15	$ (1)	$ (12)
Income tax expense									(6)	0	4
Income (loss) from discontinued operations, net of tax	$ (1)	$ 10	$ 0	$ 0	$ (1)	$ 0	$ 0	$ 0	$ 9	$ (1)	$ (8)
Antidilutive securities excluded from computation of earnings per share									2.7	2.1	6.2